Registration File Nos. 333-212418 and 811-23167

As filed with the Securities and Exchange Commission on November 12, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ☒

Pre-Effective Amendment No. _	☐

Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 26	☒

(Check appropriate box or boxes)

OSI ETF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 855-7670

Name and Address of Agent for Service:	With a Copy to:
Connor O’Brien	Michael Mabry, Esq.
60 State Street	Stradley Ronon Stevens & Young, LLP
Suite 700	2005 Market Street, Suite 2600
Boston, MA 02109	Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of November 2019.

OSI ETF TRUST
By:	/s/ Kevin Beadles
Kevin Beadles, President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Kevin Beadles
Kevin Beadles	President and Secretary	November 12, 2019

/s/ Connor O’Brien*
Connor O’Brien	Trustee	November 12, 2019

/s /Richard M. Goldman*
Richard M. Goldman	Trustee	November 12, 2019

/s/ Charles A. Baker *
Charles A. Baker	Trustee	November 12, 2019

/s/ Jeffrey D. Haroldson *
Jeffrey D. Haroldson	Trustee	November 12, 2019

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	November 12, 2019

*By:	/s/Kevin Beadles
Kevin Beadles
Attorney-in-Fact

(Pursuant to Power of Attorney, previously with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase